Investment Objectives and Goals - BondBloxx Core Plus ETF	Oct. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX CORE PLUS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Core Plus ETF (the “Fund”) seeks to track the investment results of an index that provides comprehensive exposure to U.S. dollar-denominated fixed income securities that are rated either investment-grade or high yield.